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                  UNITED STATES                                OMB APPROVAL
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          SECURITIES AND EXCHANGE COMMISSION      OMB Number:         3235-0456
               Washington, D.C. 20549             Expires:      August 31, 2000
                                                  Estimated average burden
                                                  hours per response..........1
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                    FORM 24F-2
         ANNUAL NOTICE OF SECURITIES SOLD
               PURSUANT TO RULE 24F-2

   Read instructions at end of Form before preparing Form.

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      1.     Name and address of issuer:

             PaineWebber America Fund
             1285 Avenue of the Americas
             New York, NY 10019

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      2.     The name of each series or class of securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|


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      3.   Investment Company Act File Number:

                  811-3502

             Securities Act File Number:

                  2-78626


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      4(a). Last day of fiscal year for which this Form is filed:

                  August 31, 1997

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      4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

      NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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      4(c)   Check box if this is the last time the  issuer  will be filing this Form.



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

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    5. Calculation of registration fee:

       (i)  Aggregate sale price of securities sold                 $         0
            during the fiscal year pursuant to section              ------------
            24(f):

      (ii)  Aggregate price of securities redeemed
            or repurchased during the fiscal year:   $ 143,307,215
                                                     -------------

     (iii)  Aggregate price of securities redeemed
            or repurchased during any PRIOR fiscal
            year ending no earlier than October 1,
            1995 that were not previously used to
            reduce registration fees payable to the  $           0
            Commission:                              -------------

      (iv)  Total available redemption credits [add Items
            5(ii) and 5(iii)]:                                     -$143,307,215
                                                                    ------------
       (v)  Net sales - if item 5(i) is greater
            than Item 5(iv) [subtract item 5(iv)                    $          0
            from Item 5(i)]:                                        ------------


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      (vi)  Redemption credits available for use in
            future years  -- if Item 5(i) is less       $( 143,307,215)
            than Item 5(iv) [subtract Item 5(iv) from     ------------
            Item 5(i)]:
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     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                              x     1/3300
                                                                     -----------
    (viii) Registration fee due [multiply Item
           5(v) by Item 5(vii)] (enter "0" if no                   =$          0
           fee is due):                                              -----------

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        6.     Prepaid Shares

               If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 10,967,137 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 9,780,720.

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       7.      Interest  due - if this  Form is being  filed  more  than 90 days after the end of the Issuer's fiscal year (see Instruction D):


                                                                   +$
                                                                     -----------
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       8.      Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                   =$
                                                                     ===========
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
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        9. Date the  registration  fee and any interest  payment was sent to the
           Commission's lockbox depository:

                         Method of Delivery:

                                               Wire Transfer
                                               Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Paul H. Schubert
                           ---------------------------------------
                           Paul H. Schubert
                           ---------------------------------------


                           Vice President and Treasurer
                           ---------------------------------------

Date: November 13, 1997
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  *Please print the name and title of the signing officer below the signature.